Debt - Summary of Foreign Currency Translation (Detail) - MXN ($)	Dec. 31, 2020	Dec. 31, 2019
U.S. dollars [member]
Disclosure Of Foreign Currency Translation [line items]
Closing foreign exchange rate	$ 19.9487	$ 18.8452
Japanese yen [member]
Disclosure Of Foreign Currency Translation [line items]
Closing foreign exchange rate	0.1933	0.1734
Pounds Sterling [member]
Disclosure Of Foreign Currency Translation [line items]
Closing foreign exchange rate	27.2579	24.9586
Euro [member]
Disclosure Of Foreign Currency Translation [line items]
Closing foreign exchange rate	24.4052	21.1537
Swiss francs [member]
Disclosure Of Foreign Currency Translation [line items]
Closing foreign exchange rate	$ 22.5720	$ 19.4596